Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Income taxes and deferred taxes

18. Income taxes and deferred taxes

The Group is subject to income taxes in Switzerland, Ireland and the United States.

Subsequent to the enforcing of the “Federal Act on Tax Reform and AHV Financing” (TRAF) on January 1, 2020, the Company is subject in Switzerland to a municipal and cantonal income tax rate of 14% (2019 : 22.6%) and to a federal tax rate of 8.5% (2019: 8.5%) on its profits after tax. It is entitled to carry forward any loss incurred for a period of seven years and can offset such losses carried forward against future taxes. In 2015, the Company was granted by the State Council of the Canton of Geneva an exemption of income and capital tax at municipal and cantonal levels for the period from 2013 until 2022. Because of this exemption, and the fact that the Company has incurred net losses since its inception, no income tax expense at the municipal, cantonal or federal levels was recorded in the Company for the years ended December 31, 2020 and 2019. Additionally, due to the uncertainty as to whether it will be able to use its net loss carryforwards for tax purposes in the future, no deferred taxes have been recognized on the balance sheet of the Company as of December 31, 2020 and December 31, 2019.

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2020	2019
2020	—	2,950
2021	12,828	11,687
2022	17,993	16,394
2023	31,696	28,879
2024	64,869	59,103
2025	75,364	68,662
2026	109,663	99,915
2027	80,105	—
Total unrecorded tax losses carry forwards	392,518	287,590

The Company’s Irish subsidiary has no activity, and, therefore, no income tax expense was recorded in such entity for the years ended December 31, 2020 and 2019.

The Company’s U.S. subsidiary, ObsEva USA Inc., is a service organization for the Group and is therefore subject to taxes on the revenues generated from its services to the Group that are charged based upon the U.S. subsidiary’s cost plus arrangement with the Group. The profits of the U.S. subsidiary for the year ended December 31, 2020 and 2019 were subject to a total U.S. income tax rate of 27.3% based on both the U.S. federal and Massachusetts state tax rates. The income tax for the year ended December 31, 2020 and 2019 was USD 34 thousand and USD 67 thousand, respectively. Additionally, since ObsEva USA Inc. is totally dependent on ObsEva SA for revenue, there is uncertainty as to whether ObsEva USA Inc. will be able to use a deferred tax asset for tax purposes in the future, therefore, no deferred taxes have been recognized on the balance sheet of the Group as of December 31, 2020 and December 31, 2019.

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2020
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(82,804)	(128)	(82,932)
Statutory tax rate (blended at Group level)	7.8%	27.3%	7.9%
Income tax credit at statutory tax rates	(6,487)	(35)	(6,522)
Tax impact of permanent differences	595	17	612
Temporary differences not recognized as deferred tax assets	(1)	52	51
Tax on losses not recognized as deferred tax assets	5,893	—	5,893
Effective income tax expense	—	34	34
Effective tax rate	0.0%	(26.7)%	0.0%

	Year ended December 31, 2019
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(107,120)	(1,603)	(108,723)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(8,355)	(438)	(8,793)
Tax impact of permanent differences	770	76	846
Temporary differences not recognized as deferred tax assets	—	448	448
Tax on losses not recognized as deferred tax assets	7,586	(19)	7,567
Effective income tax expense	—	67	67
Effective tax rate	0.0%	(4.2)%	(0.1)%